SEI INVESTMENTS

Money Market
---------------------
Prime Obligation Fund
---------------------
Class C
---------------------
Prospectus as of
March 15, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2001, includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain information from the Fund's managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

(Prospectus Number)

SEI INVESTMENTS / PROSPECTUS                                       I

SEI DAILY INCOME TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class C Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


Principal Investment Strategies and Risks,
Performance Information and Expenses                                   2
------------------------------------------------------------------------
More Information About Fund Investments                                5
------------------------------------------------------------------------
Investment Adviser                                                     5
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     6
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                     8
------------------------------------------------------------------------
Financial Highlights                                                   9
------------------------------------------------------------------------
How To Obtain More Information About SEI Daily Income Trust   Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

RISK/RETURN INFORMATION

The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. No matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

     A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED
        TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE
                    TO LOSE MONEY BY INVESTING IN THE FUND.

2                                       SEI INVESTMENTS / PROSPECTUS

PRIME OBLIGATION FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Preserving principal and maintaining
                             liquidity while providing current income

  SHARE PRICE VOLATILITY:    Very low

  PRINCIPAL INVESTMENT       The Fund is professionally managed to
    STRATEGY:                provide liquidity, diversification and a
                             competitive yield by investing in high
                             quality, short-term money market
                             instruments

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for five years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  5.04%
1998  5.00%
1999  4.66%
2000  5.89%

BEST QUARTER: 1.51% (12/31/00)

WORST QUARTER: 1.07% (06/30/99)

* The Fund's Class C total return from January 1, 2001, to March 31, 2001, was 1.31%.

This table shows the Fund's average annual total returns for the periods ended December 31, 2000.

                                          1 YEAR  SINCE INCEPTION
-----------------------------------------------------------------
Prime Obligation Fund -- Class C Shares   5.89%             5.10%*
-----------------------------------------------------------------

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS C SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.02%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.72%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.74%
------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                       0.04%
------------------------------------------------------------------
------------------------------------------------------------------
  Net Expenses                                               0.70%*
------------------------------------------------------------------

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Prime Obligation Fund -- Class
  C Shares                      $   72  $   224  $   390  $    871
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may hold up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association ("GNMA") or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser for the Fund. As of March 31, 2001, Wellington Management had approximately $273 billion in assets under management. For the fiscal year ended January 31, 2001, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.

John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day at 5:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of

SEI INVESTMENTS / PROSPECTUS                                       7

Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you own Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           Net Asset              Net Realized and  Distributions   Distributions
                             Value       Net         Unrealized       from Net           from        Net Asset
                           Beginning  Investment   Gains (Losses)    Investment    Realized Capital  Value End   Total
                           of Period    Income     on Securities       Income           Gains        of Period   Return
------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------

CLASS C
------------------------------------------------------------------------------------------------------------------------
 2001                        $1.00      $0.06        $       --        $(0.06)        $       --       $1.00       5.93%
------------------------------------------------------------------------------------------------------------------------
 2000                         1.00       0.05                --         (0.05)                --        1.00       4.72
------------------------------------------------------------------------------------------------------------------------
 1999                         1.00       0.05                --         (0.05)                --        1.00       4.96
------------------------------------------------------------------------------------------------------------------------
 1998                         1.00       0.05                --         (0.05)                --        1.00       5.06
------------------------------------------------------------------------------------------------------------------------
 1997(1)                      1.00       0.04                --         (0.04)                --        1.00       4.85
------------------------------------------------------------------------------------------------------------------------
 1995(2)                      1.00       0.03                --         (0.03)                --        1.00       2.55+
------------------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                                Net
                                                      Ratio of    Ratio of   Investment
                                                        Net       Expenses     Income
                                          Ratio of   Investment  to Average  to Average
                            Net Assets    Expenses     Income    Net Assets  Net Assets
                              End of     to Average  to Average  (Excluding  (Excluding
                           Period (000)  Net Assets  Net Assets   Waivers)    Waivers)
-------------------------
PRIME OBLIGATION FUND
-------------------------
CLASS C
-------------------------
 2001                        $809,989         0.70%       5.81%       0.74%       5.77%
-------------------------
 2000                         501,789         0.70        4.68        0.74        4.64
-------------------------
 1999                         351,881         0.70        4.82        0.75        4.77
-------------------------
 1998                         207,908         0.70        5.02        0.76        4.96
-------------------------
 1997(1)                        4,332         0.70        4.79        0.74        4.75
-------------------------
 1995(2)                           --         0.70        2.79        0.77        2.72
-------------------------

+ Returns are for the period indicated and have not been annualized.

(1) Prime Obligation Class C shares were re-offered beginning April 30, 1996. All ratios and total return for the period have been annualized.

(2) Prime Obligation Class C shares were fully liquidated October 27, 1994. All ratios for that period have been annualized.